Asset Impairments, Loss on Sale of Vessels, Equipment and Other Operating Assets and Write-Down of Equity Investment - Net Loss on Sale of Vessels, Equipment and Other Operating Assets (Detail) - USD ($)
$ in Thousands
	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Long Lived Assets Held-for-sale [Line Items]
Net Loss on Sale of Vessels, Equipment and Other Assets	$ (7,926)	$ (7,838)	$ (25,095)	$ (54,413)
Other
Long Lived Assets Held-for-sale [Line Items]
Net Loss on Sale of Vessels, Equipment and Other Assets	0	65	(357)	(115)
Teekay Tankers | Conventional Tankers | 2 Aframaxes
Long Lived Assets Held-for-sale [Line Items]
Net Loss on Sale of Vessels, Equipment and Other Assets	(7,926)	0	(10,669)	0
Teekay Tankers | Conventional Tankers | Suezmax
Long Lived Assets Held-for-sale [Line Items]
Net Loss on Sale of Vessels, Equipment and Other Assets			(1,469)	0
Teekay Tankers | Conventional Tankers | MR Tanker
Long Lived Assets Held-for-sale [Line Items]
Net Loss on Sale of Vessels, Equipment and Other Assets	$ 0	$ (7,903)	0	(14,323)
Teekay LNG | Conventional Tankers | Suezmax
Long Lived Assets Held-for-sale [Line Items]
Net Loss on Sale of Vessels, Equipment and Other Assets			(12,600)	0
Teekay LNG | Conventional Tankers | 2 Suezmaxes
Long Lived Assets Held-for-sale [Line Items]
Net Loss on Sale of Vessels, Equipment and Other Assets			0	(27,439)
Teekay Parent | Conventional Tankers | 1 VLCC Tanker
Long Lived Assets Held-for-sale [Line Items]
Net Loss on Sale of Vessels, Equipment and Other Assets			$ 0	$ (12,536)